Vessels, net, Movement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accumulated depreciation [Abstract]
Depreciation	$ (1,181)	$ (339)
Vessels, net [Abstract]
Beginning balance	26,098
Depreciation	(1,181)	$ (339)
Ending balance	53,017
Vessels [Member]
Vessels cost [Abstract]
Beginning balance	29,113
Recognition of right of use asset under finance lease	28,100
Ending balance	57,213
Accumulated depreciation [Abstract]
Beginning balance	(3,015)
Depreciation	(1,181)
Ending balance	(4,196)
Vessels, net [Abstract]
Beginning balance	26,098
Recognition of right of use asset under finance lease	28,100
Depreciation	(1,181)
Ending balance	$ 53,017